Earnings (Loss) Per Share (“EPS” or “LPS”)	6 Months Ended
Sep. 30, 2024
Earnings (Loss) Per Share (“EPS” or “LPS”) [Abstract]
EARNINGS (LOSS) PER SHARE (“EPS” or “LPS”)

Note 15 – EARNINGS (LOSS) PER SHARE (“EPS” or “LPS”)

Basic EPS or LPS is the amount of net earnings available to each share of ordinary shares outstanding during the reporting period. Diluted EPS is the amount of net earnings available to each share of ordinary shares outstanding during the reporting period adjusted to include the effect of potentially dilutive ordinary shares. The following table details the outstanding shares for basic and diluted net earnings per share:

	For the Six Months Ended September 30,
	2024	2023
	USD	USD
Numerator:
Net (loss) income attributable to Akso Health Group’s shareholders	(586,632)	(3,457,657)

Denominator:
Weighted average number of ordinary shares outstanding-basic	699,050,796	68,598,050
Weighted average number of dilutive potential ordinary shares from share options	—	—
Weighted average number of ordinary shares outstanding-diluted	699,050,796	68,598,050
Basic (loss) earnings per common share	(0.00)	(0.05)
Diluted (loss) earnings per common share	(0.00)	(0.05)